Cover	May 19, 2023
Cover [Abstract]
Document Type	8-K
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Document Period End Date	May 19, 2023
Entity File Number	001-31810
Entity Registrant Name	Cineverse Corp.
Entity Central Index Key	0001173204
Entity Tax Identification Number	22-3720962
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	244 Fifth Avenue
Entity Address, Address Line Two	Suite M289
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	206-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CIDM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false